Commitment and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Commitments
As of December 31, 2021 and 2020, $55.5 million and $56.5 million of the term loan principal was outstanding, respectively. The term loan is due December 31, 2025. See Note 11 for more information.
Contingencies
The Company is subject to the possibility of various gain or loss contingencies arising in the ordinary course of business that will ultimately be resolved depending on future events. The Company considers the likelihood of loss or impairment of an asset, or the incurrence of a liability, as well as the ability to reasonably estimate the amount of loss, in determining loss contingencies. An estimated loss contingency is accrued when information available prior to issuance of the consolidated financial statements indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the consolidated financial statements, and the amount or range of loss can be reasonably estimated. Legal costs are expensed as incurred. Gain contingencies are not recognized until they’re realized or realizable.
Indemnification Agreements
The Company has entered into indemnification agreements with its directors, officers and certain employees that will require us, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors, officers or employees. There are no claims that the Company is aware of that could have a material effect on its consolidated balance sheets, consolidated statements of operations and comprehensive loss, or consolidated statements of cash flows.
Litigation and Claims
From time to time and in the ordinary course of business, the Company may be subject to various claims, charges, investigations, and litigation.
The Company is engaged in three collection actions against former customers who defaulted in their contractual obligations. Two of those customers have filed counterclaims against LiveVox, also alleging breach of contract. LiveVox is vigorously defending against these counterclaims while pursuing its own claims and believes that the counterclaims are without merit. The Company does not expect that any of the three cases will have a material adverse effect on its business operations or financial position. As of the date of issuance of these consolidated financial statements, a potential loss as a result of the aforementioned cases is neither probable nor estimable.